FINANCE COSTS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance costs, net [Abstract]
Schedule of Finance Costs Net
	New Israeli Shekels
	Year ended December 31,
	2016	2017	2018
	In millions
Net foreign exchange rate gains	7	2	*
CPI linkage income	2
Interest income from cash equivalents	1	2	2
Other	3	*	*
Finance income	13	4	2

Interest expenses	105	171	47
CPI linkage expenses		4	3
Other finance costs	13	9	5
Finance expenses	118	184	55
	105	180	53

* Representing an amount of less than 1 million